CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Contributed Surplus [Member]	Translation Reserve [Member]	Hedging Reserve [Member]	Treasury Shares [Member]	Capital Reserve [Member]	Share-based Payment Reserve [Member]	Fair Value Reserves [Member]	Retained Earnings/ (Accumulated Losses) [Member]
Balance at Dec. 31, 2021	$ 1,112,012	$ 3,703	$ 704,834	$ 537,112	$ (35)	$ 348	$ (12,832)	$ 0	$ 4,837		$ (125,955)
Transactions with owners
Issue of common shares (net of capitalised equity raise costs)	97,546	376	97,170	0	0	0	0	0	0		0
Acquisition of assets	220,212	921	206,459	0	0	0	12,832	0	0		0
Equity-settled share-based payment	1,760	0	0	0	0	0	0	0	1,760		0
Share options exercised	1,459	0	0	0	0	0	2,893	(710)	(724)		0
Purchase of treasury shares and issuance of shares	0	35	15,533	0	0	0	(15,568)	0	0		0
Dividends paid	(243,748)	0	0	0	0	0	0	0	0		(243,748)
Total transactions with owners	77,229	1,332	319,162	0	0	0	157	(710)	1,036		(243,748)
Total comprehensive income
Profit for the financial year	751,589	0	0	0	0	0	0	0	0		751,589
Other comprehensive (loss)/income	68,174	0	0	0	64	68,110	0	0	0		0
Total comprehensive income for the year	819,763	0	0	0	64	68,110	0	0	0		751,589
Balance at Dec. 31, 2022	2,009,004	5,035	1,023,996	537,112	29	68,458	(12,675)	(710)	5,873	$ 0	381,886
Transactions with owners
Equity-settled share-based payment	2,822	0	0	0	0	0	0	0	2,822	0	0
Share options exercised	9,729	0	0	0	0	0	39,063	(24,427)	(4,907)	0	0
Purchase of treasury shares and issuance of shares	(23,452)	34	20,853	0	0	0	(44,339)	0	0	0	0
Dividends paid	(544,136)	0	0	0	0	0	0	0	0	0	(544,136)
Total transactions with owners	(555,037)	34	20,853	0	0	0	(5,276)	(24,427)	(2,085)	0	(544,136)
Total comprehensive income
Profit for the financial year	793,275	0	0	0	0	0	0	0	0	0	793,275
Other comprehensive (loss)/income	(19,518)	0	0	0	(92)	(29,146)	0	0	0	9,720	0
Total comprehensive income for the year	773,757	0	0	0	(92)	(29,146)	0	0	0	9,720	793,275
Balance at Dec. 31, 2023	2,227,724	5,069	1,044,849	537,112	(63)	39,312	(17,951)	(25,137)	3,788	9,720	631,025
Transactions with owners
Equity-settled share-based payment	2,960	0	0	0	0	0	0	0	2,960	0	0
Share options exercised	935	0	0	0	0	0	33,358	(29,593)	(2,830)	0	0
Purchase of treasury shares and issuance of shares	(25,709)	57	43,080	0	0	0	(68,846)	0	0	0	0
Dividends paid	(699,883)	0	0	0	0	0	0	0	0	0	(699,883)
Total transactions with owners	(721,697)	57	43,080	0	0	0	(35,488)	(29,593)	130	0	(699,883)
Other transactions
Effect of re-domiciliation	0	1,087,929	(1,087,929)	(537,112)	0	0	0	537,112	0	0	0
Total other transactions	0	1,087,929	(1,087,929)	(537,112)	0	0	0	537,112	0	0	0
Total comprehensive income
Profit for the financial year	774,035	0	0	0	0	0	0	0	0	0	774,035
Other comprehensive (loss)/income	(17,556)	0	0	0	(135)	(18,607)	0	0	0	1,186	0
Total comprehensive income for the year	756,479	0	0	0	(135)	(18,607)	0	0	0	1,186	774,035
Balance at Dec. 31, 2024	$ 2,262,506	$ 1,093,055	$ 0	$ 0	$ (198)	$ 20,705	$ (53,439)	$ 482,382	$ 3,918	$ 10,906	$ 705,177